Current and deferred tax - Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution (Parentheticals) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Brazilian Tax rate	34.00%
Income tax benefit	$ (9,472)	$ 4,288	$ 883
BRAZIL
Statements [Line Items]
Corporate tax rate	25.00%
Percentage Of Social Contribution On Net Profits rate	9.00%
UNITED STATES
Statements [Line Items]
Corporate tax rate	21.00%
Accumulated net operating losses	$ 25,963	8,240
Income tax benefit	$ 5,452	1,700
UNITED KINGDOM
Statements [Line Items]
Corporate tax rate	19.00%
Accumulated net operating losses	$ 21,889	5,256
Income tax benefit	$ 5,472	$ 998
UNITED KINGDOM | Bottom of range [member]
Statements [Line Items]
Corporate tax rate	19.00%
UNITED KINGDOM | Top of range [member]
Statements [Line Items]
Corporate tax rate	25.00%
ARGENTINA
Statements [Line Items]
Corporate tax rate	35.00%